SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Net income (loss)	$ 24,849	$ 23,504	$ (5,928)
Weighted average number of shares	57,016,920	56,668,999	56,591,994
Add - stock options	0	3,538	0
Denominator for diluted earnings (losses) per share - adjusted weighted average shares assuming exercise of stock options	57,016,920	56,672,537	56,591,994